Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets

Other assets	Dec. 31,
(in millions)	2014	2013
Corporate/bank owned life insurance	$4,598	$4,482
Accounts receivable	4,166	3,479
Equity in joint venture and other investments (a)(b)	3,287	3,357
Income taxes receivable (b)	2,142	2,499
Fails to deliver	1,351	864
Software	1,332	1,251
Fair value of hedging derivatives	851	1,282
Prepaid pension assets	708	1,209
Prepaid expenses	451	451
Due from customers on acceptances	247	379
Other	1,357	1,313
Total other assets (b)	$20,490	$20,566

(a)	Includes Federal Reserve Bank stock of $447 million and $441 million, respectively, at cost.

(b)
Prior year balances were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.

Seed Capital and Private Equity Investments Valued Using Net Asset Value
The table below presents information about BNY Mellon’s investments in seed capital and private equity investments that have been valued using NAV.

Seed capital and private equity investments valued using NAV
	Dec. 31, 2014				Dec. 31, 2013
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Seed capital and other funds (a)	$307	$—	Daily-quarterly	0-180 days	$275	$23	Monthly-yearly	3-45 days
Private equity investments (b)(c)	35	45	N/A	N/A	86	31	N/A	N/A
Total	$342	$45			$361	$54

(a)	Other funds include various hedge funds, leveraged loans and structured credit funds. Redemption notice periods vary by fund.

(b)
Private equity funds primarily include numerous venture capital funds that invest in various sectors of the economy. Private equity funds do not have redemption rights. Distributions from such funds will be received as the underlying investments in the funds are liquidated.

(c)
Includes investments and unfunded commitments related to SBICs, which are compliant with the Volcker Rule, of $18 million and $45 million, respectively, at Dec. 31, 2014 and $7 million and $20 million, respectively, at Dec. 31, 2013.